CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
CALVERT US LARGE-VALUE RESPONSIBLE INDEX FUND
CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND

(each, a “Fund”)

Supplement to Statutory Prospectus and Statement of Additional Information (“SAI”)
dated February 1, 2024

1.The following replaces “Calvert International Responsible Index.” under “Principal Investment Strategies” under “Fund Summaries - Calvert International Responsible Index Fund” in the Funds’ Statutory Prospectus:

Calvert International Responsible Index. The Index is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are selected from the 1,000 large publicly traded companies, excluding business development companies, in markets that CRM determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. When determining 1,000 large publicly traded companies, CRM generally includes the 500 largest publicly traded companies located in or tied economically to Europe and the 500 largest publicly traded companies located in or tied economically to other non-U.S. and non-European developed markets. The Calvert Principles for Responsible Investment (the “Calvert Principles”) serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 815 companies, and the market capitalization ranged from approximately $2.3 billion to $501.1 billion with a weighted average market capitalization of approximately $96.8 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

2.The following replaces “Calvert US Large-Cap Core Responsible Index.” under “Principal Investment Strategies” under “Fund Summaries - Calvert US Large-Cap Core Responsible Index Fund” in the Funds’ Statutory Prospectus:

Calvert US Large-Cap Core Responsible Index. The Index is composed of the common stocks of large companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 773 companies, and the market capitalization ranged from approximately $1.2 billion to $3.0 trillion with a weighted average market capitalization of $671.7 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

3.The following replaces “Calvert US Large-Cap Growth Responsible Index.” under “Principal Investment Strategies” under “Fund Summaries - Calvert US Large-Cap Growth Responsible Index Fund” in the Funds’ Statutory Prospectus:

Calvert US Large-Cap Growth Responsible Index. The Index is composed of the common stocks of large growth companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 574 companies, and the market capitalization ranged from approximately $1.2 billion to $3.0 billion with a weighted average market capitalization of $901.3 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

4.The following replaces “Calvert US Large-Cap Value Responsible Index.” under “Principal Investment Strategies” under “Fund Summaries - Calvert US Large-Cap Value Responsible Index Fund” in the Funds’ Statutory Prospectus:

Calvert US Large-Cap Value Responsible Index. The Index is composed of the common stocks of large value companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 519 companies, and the market capitalization ranged from approximately $1.2 billion to $491.8 billion with a weighted average market capitalization of $101.8 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

5.The following replaces “Calvert US Mid-Cap Core Responsible Index.” under “Principal Investment Strategies” under “Fund Summaries - Calvert US Mid-Cap Core Responsible Index Fund” in the Funds’ Statutory Prospectus:

Calvert US Mid-Cap Core Responsible Index. The Index is composed of the common stocks of mid-size companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Mid-size companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 614 companies, and the market capitalization ranged from approximately $1.2 billion to $55.6 billion with a weighted average market capitalization of $20.6 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

6.The following is added under “Principal Risks” under “Fund Summaries” for each Fund in the Funds’ Statutory Prospectus:

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

7.The following is added under “Investment Objective & Principal Policies and Risks” in the Funds’ Statutory Prospectus:

Real Estate Investments. Companies primarily engaged in the real estate industry and other real estate-related investments may include publicly traded REITs or real estate operating companies that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, such as lodging operators, brokers, property management companies, building supply manufacturers, mortgage lenders, or mortgage servicing companies. REITs may be small to medium-sized companies, and may include equity REITs and mortgage REITs. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs are pooled investment vehicles that have expenses of their own, so the Fund will indirectly bear its proportionate share of those expenses. The Fund will not own real estate directly.

Real estate investments are subject to special risks including changes in real estate values; property taxes; interest rates; cash flow of underlying real estate assets; occupancy rates; government regulations affecting zoning, land use, and rents; the management skill and creditworthiness of the issuer; local, state, national or international economic conditions and real estate market conditions (such as oversupply of real estate for rent or sale or vacancies, potentially for extended periods); reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs and costs to convert properties for other uses; and default risk and credit quality of tenants and borrowers.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.  Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements), and values.

Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversiﬁed. Equity and mortgage REITs are also subject to heavy cash ﬂow dependency, defaults by borrowers, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs are also subject to credit, market, liquidity and interest rate risks.

REITs may issue debt securities to fund their activities.  The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.

8.The following replaces the “Real Estate Investments” line in the first table under “Strategies and Risks” in the Funds’ SAI:

Permitted for or Relevant to:
Investment Type	IRIF	USLCCRIF	USLCGRIF	USLCVRIF	USMCCRIF
Real Estate Investments	√	√	√	√	√

May 17, 2024	43686 5.17.24